Income Taxes (Components Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Domestic					$ 214,463	$ 225,351	$ 182,292
Foreign					(28,143)	(7,825)	2,221
Income (loss) before Income Taxes	18,173	33,046	128,279	145,160	186,320	217,526	184,513
Current provision Federal					81,756	51,613	56,215
Current provision Foreign					603	440	106
Current provision State and local					5,818	4,744	4,106
Total current provision					88,177	56,797	60,427
Deferred provision (benefit) Federal					(8,031)	27,475	7,700
Deferred provision (benefit) Foreign					4,811	(2,998)	1,053
Deferred provision (benefit) State and local					(301)	1,086	89
Total deferred provision			(2,963)	5,614	(3,521)	25,563	8,842
Total provision	$ (28,013)	$ 25,116	$ 12,727	$ 67,487	$ 84,656	$ 82,360	$ 69,269